Income Taxes - Schedule of Statutory Federal Income Tax Rate Losses Before Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income tax benefit at statutory rate, amount	$ (92,200)	$ (2,300)
State income taxes, net of federal tax benefit, amount	(5,400)	(100)
Change in valuation allowance, amount	97,600	2,400
Income tax benefit, amount
Income tax benefit at statutory rate, Percent of Pretax Earnings	(34.00%)	(34.00%)
State income taxes, net of federal tax benefit, Percent of Pretax Earnings	(2.00%)	(1.50%)
Change in valuation allowance, Percent of Pretax Earnings	36.00%	35.50%
Income tax benefit, Percent of Pretax Earnings	0.00%	0.00%